Average Annual Total Returns{- Value Portfolio} - 02.28 VIP Value Portfolio Initial/Service/Service 2 PRO-08 - Value Portfolio	VIP Value Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Value Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.33%	9.41%	10.47%	6.23%	9.30%	10.37%	6.02%	9.13%	10.20%	2.87%	9.74%	10.36%